SHAREHOLDERS' EQUITY (Schedule of Weighted Average Assumptions) (Details)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest	1.20%	1.16%
Dividend yields	0.00%	0.00%
Volatility	54.00%	63.00%
Expected life (in years)	4 years	4 years